Financial Assets and Liabilities - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents1 [line items]
Financial investments	R$ 2,174,614	R$ 2,386,090
Investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments	1,600,590	1,852,114
Investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	1,179,503	1,474,509
Investment funds [member] | Bank certificate of deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	421,087	377,605
Bank investments [member]
Cash and cash equivalents1 [line items]
Financial investments	574,024	533,976
Bank investments [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments		153,461
Bank investments [member] | Bank certificate of deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	571,840	374,651
Bank investments [member] | Other Bank Investments [member]
Cash and cash equivalents1 [line items]
Financial investments	R$ 2,184	R$ 5,864